Pensions and Other Post-Employment Benefits - Summary of Weighted Average Duration Defined Benefit Obligation (Detail) - yr	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension schemes [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Weighted average duration of the defined benefit obligation	12	15	16
Post retirement benefit [Member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [line items]
Weighted average duration of the defined benefit obligation	10	12	12